Summary of Significant Accounting Policies (Tables)	9 Months Ended
Sep. 30, 2025
Summary of material accounting policies [Abstract]
New Accounting Pronouncements, Policy
3.1 New accounting policies and changes in accounting policies adopted
The new standards and interpretations issued, until the issuance of the Company’s unaudited condensed consolidated interim financial information, are described below.
3.1.1 Amendments to IAS 21: Lack of interchangeability (applicable for annual on/or after January 1, 2025)
The changes will create requirements for the entity to apply a consistent approach to assessing whether a currency is exchangeable for another currency and, when it is not, to determining the appropriate exchange rate to use and the disclosures to be made.
In this context, exchangeability is considered non-existent when, for a given purpose, the entity is unable to obtain more than an insignificant amount of foreign currency. To this end, the entity evaluates:
i.the timeliness of obtaining foreign currency;
ii.the practical ability (and not the intention) to obtain foreign currency; It is
iii.the available markets or exchange mechanisms that create enforceable rights and obligations.
The Company assessed the content of this pronouncement and did not identify any impacts.